Annual Fund Operating Expenses - Invesco BulletShares 2029 Corporate Bond ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.10%
Other Expenses	none
Total Annual Fund Operating Expenses	0.10%